Property and equipment net (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Subtotal	$ 130,474	$ 133,944
Accumulated depreciation	(105,942)	(89,076)
Total	24,532	44,868
Machinery and equipment
Subtotal	62,973	64,449
Transportation equipment.
Subtotal	48,009	49,241
Office equipment
Subtotal	$ 19,492	$ 20,254